Risk/Return Detail Data - FidelityValueDiscoveryFund-RetailPRO	Mar. 04, 2026
FidelityValueDiscoveryFund-KPRO | | Fidelity Value Discovery Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.41%
FidelityValueDiscoveryFund-KPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Value Discovery FundClass KSeptember 29, 2025Prospectus
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
FidelityValueDiscoveryFund-RetailPRO | | Fidelity Value Discovery Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.48%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.49%
FidelityValueDiscoveryFund-RetailPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Value Discovery FundSeptember 29, 2025Prospectus
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Document Type	497
Registrant Name	Fidelity Puritan Trust

[1]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.